Impairment losses - Key assumptions used in value in use calculations (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Impairment losses
Key assumptions cash flow forecast period for licence and spectrum payments initial period for renewals and newly available spectrum	5 years
Key assumptions period for management plan used in long term growth rate.	5 years
Key assumption period management used forward looking equity market risk premium	10 years
EBITDaL CAGR cash flow projection period	5 years	5 years	5 years
Capital expenditure cash flow projection period	5 years	5 years	5 years
Germany
Assumptions used in value in use calculation
Pre-tax risk adjusted discount rate	7.80%	8.30%	7.80%
Long-term growth rate	1.20%	1.00%	0.60%
Projected adjusted EBITDAaL (as a percent)	1.30%	2.40%	1.80%
Amount by which unit's recoverable amount exceeds its carrying amount		€ 2,300.0
Germany | Pre-tax discount rate
Impairment losses
Change in assumption that would lead to impairment		0.5	0.006
Germany | Long-term growth rate
Impairment losses
Change in assumption that would lead to impairment		(0.4)	(0.006)
Germany | Projected adjusted EBITDAaL CAGR
Impairment losses
Change in assumption that would lead to impairment		(1.2)	(0.018)
Germany | Projected capital expenditure
Impairment losses
Change in assumption that would lead to impairment		3.9	0.055
Italy
Assumptions used in value in use calculation
Pre-tax risk adjusted discount rate			8.90%
Long-term growth rate			1.50%
Projected adjusted EBITDAaL (as a percent)			1.00%
Italy | Pre-tax discount rate
Impairment losses
Change in assumption that would lead to impairment			0.002
Italy | Long-term growth rate
Impairment losses
Change in assumption that would lead to impairment			(0.002)
Italy | Projected adjusted EBITDAaL CAGR
Impairment losses
Change in assumption that would lead to impairment			(0.005)
Italy | Projected capital expenditure
Impairment losses
Change in assumption that would lead to impairment			0.009
UK
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount		€ 1,600.0
UK | Pre-tax discount rate
Impairment losses
Change in assumption that would lead to impairment	0.015	2.2	0.016
UK | Long-term growth rate
Impairment losses
Change in assumption that would lead to impairment	(0.014)	(2.1)	(0.019)
UK | Projected adjusted EBITDAaL CAGR
Impairment losses
Change in assumption that would lead to impairment	(0.02)	(2.9)	(0.041)
UK | Projected capital expenditure
Impairment losses
Change in assumption that would lead to impairment	0.033	4.9	0.042
Spain | Pre-tax discount rate
Impairment losses
Change in assumption that would lead to impairment			0.005
Spain | Long-term growth rate
Impairment losses
Change in assumption that would lead to impairment			(0.006)
Spain | Projected adjusted EBITDAaL CAGR
Impairment losses
Change in assumption that would lead to impairment			(0.015)
Spain | Projected capital expenditure
Impairment losses
Change in assumption that would lead to impairment			0.022
Romania
Assumptions used in value in use calculation
Pre-tax risk adjusted discount rate	11.00%
Long-term growth rate	2.50%
Projected adjusted EBITDAaL (as a percent)	1.50%
Bottom of range [member] | Germany
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	17.60%	17.40%	19.40%
Bottom of range [member] | Italy
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)			16.50%
Bottom of range [member] | Romania
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	9.20%
Maximum [Member] | Germany
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	20.70%	19.90%	19.80%
Maximum [Member] | Italy
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)			17.90%
Maximum [Member] | Romania
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	11.00%
Base Case | Germany
Assumptions used in value in use calculation
Recoverable amount less carrying amount	€ (4.4)
Base Case | Italy
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount			€ 200.0
Base Case | Spain
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount			400.0
Base Case | Romania
Assumptions used in value in use calculation
Recoverable amount less carrying amount	(0.2)
Decrease in discount rate by 0.5 pps | Germany
Assumptions used in value in use calculation
Recoverable amount less carrying amount	(1.7)
Decrease in discount rate by 0.5 pps | Romania
Assumptions used in value in use calculation
Recoverable amount less carrying amount	(0.1)
Increase in discount rate by 0.5 pps | Germany
Assumptions used in value in use calculation
Recoverable amount less carrying amount	(6.6)
Increase in discount rate by 0.5 pps | Romania
Assumptions used in value in use calculation
Recoverable amount less carrying amount	(0.2)
Decrease in EBITDA by 2 pps | Germany
Assumptions used in value in use calculation
Recoverable amount less carrying amount	(7.6)
Decrease in EBITDA by 2 pps | Romania
Assumptions used in value in use calculation
Recoverable amount less carrying amount	(0.2)
Increase in EBITDA by 2 pps | Germany
Assumptions used in value in use calculation
Recoverable amount less carrying amount	(0.8)
Increase in EBITDA by 2 pps | Romania
Assumptions used in value in use calculation
Recoverable amount less carrying amount	€ (0.1)
Decrease in discount rate by 1 pps | Italy
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount			1,400.0
Decrease in discount rate by 1 pps | Spain
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount			1,300.0
Increase in discount rate by 1 pps | Italy
Assumptions used in value in use calculation
Recoverable amount less carrying amount			(0.8)
Increase in discount rate by 1 pps | Spain
Assumptions used in value in use calculation
Recoverable amount less carrying amount			(0.3)
Decrease in long-term growth rate by 1 pps | Italy
Assumptions used in value in use calculation
Recoverable amount less carrying amount			(1.6)
Decrease in long-term growth rate by 1 pps | Spain
Assumptions used in value in use calculation
Recoverable amount less carrying amount			(0.8)
Increase in long-term growth rate by 1 pps | Italy
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount			2,300.0
Increase in long-term growth rate by 1 pps | Spain
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount			€ 1,800.0